Intangible assets and Goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and Goodwill
Intangible assets and Goodwill

(10) Intangible assets and Goodwill

-Accounting principles-

Goodwill

The Group measures goodwill at the acquisition date as being the excess of:

●	Aggregate of the fair value of the consideration transferred and any recognized amount for non-controlling interests and any previous interest held, and
●	the net identifiable assets acquired and liabilities assumed.

If a preceding analysis of a purchase price allocation (PPA) results in the cost of acquisition being less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement (bargain purchase or negative goodwill).

Intangible Assets

Intangible assets with definite useful lives are recorded at cost and amortized using the straight-line method over the estimated useful lives of the assets.

Intangible assets other than goodwill with finite useful lives are tested for impairment whenever there is an indication that the asset may be impaired. If the recoverable amount of the asset is less than the carrying amount, an impairment loss is recognized. If the reason for a previously recognized impairment loss no longer exists, the impairment loss is reversed and the carrying amount of the asset is increased to its amortized cost.

Amortization of other intangible assets is recognized in the income statement within the relevant classification of expense by function.

Impairment losses are recognized separately in the Group´s income statement. The useful lives are as follows:

Trademarks	2 to 10 years
Internally developed technologies	3 to 10 years
Acquired technologies	3 to 5 years
Patents & licenses	5 to 15 years
Customer Lists	5 to 8 years

Internally generated Development expenditures (IP R&D)

Internally generated development expenses are recognized as an intangible asset if and only if all the following criteria can be demonstrated:

●	technical feasibility of completing the project
●	the Group´s intention to complete the project
●	the Group´s ability to use the project
●	the probability that the project will generate future economic benefits
●	the availability of adequate technical, financial and other resources to complete the project
●	the ability to measure the development expenditure reliably

Due to the risks and uncertainties relating to regulatory approval and to the R&D process for pharmaceutical products, the six criteria for capitalization are usually considered not to have been met until the product has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred within R&D expenses.

Internally generated Development expenditures (other than IP R&D)

Capitalized development expenditures are stated at cost less accumulated amortization and impairment losses. Internally generated development expenses are recognized as an intangible asset if the criteria listed under “Internally generated Research and Development (IP R&D)” are met. They are amortized on a straight-line basis over the estimated useful lives of the intangible assets.

Separately acquired Research and Development (IP R&D)

Payments for separately acquired R&D are capitalized within other intangible assets provided that they meet the definition of an intangible asset:

●	expected to provide future economic benefits for the Evotec,
●	a resource that is controlled by Evotec and,
●	identifiable (i.e., it is either separable or arises from contractual or legal rights).

The Group believes that the first condition for capitalization (the probability that the expected future economic benefits from the asset will flow to the entity) is considered to be satisfied for separately acquired R&D. Consequently, upfront and milestone payments to third parties related to pharmaceutical products for which marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight-line basis over their useful lives beginning when marketing approval is obtained.

Payments under R&D arrangements relating to access to technology or to databases, and payments made to purchase generics dossiers, are also capitalized, and amortized over the useful life of the intangible asset. Subcontracting arrangements, payments for R&D services, and continuous payments under R&D collaborations which are unrelated to the outcome of that collaboration, are expensed over the service term.

Other intangible assets not acquired in a business combination

Licenses other than those related to pharmaceutical products and research projects, in particular software licenses, are capitalized at acquisition cost, including any directly attributable cost of preparing the software for its intended use. Software licenses are amortized on a straight-line basis over their useful lives.

Internally generated costs incurred to develop or upgrade technologies are capitalized if IAS 38 recognition criteria are satisfied, and amortized on a straight-line basis over the useful life of the software from the date on which the technology is ready for use.

Other intangible assets acquired in a business combination

Other intangible assets acquired in a business combination (R&D, technologies and technologies platforms, licenses and patents etc.) that are reliably measurable are identified separately from goodwill, measured at fair value, and capitalized within other intangible assets at the acquisition date and subsequently amortized over their useful lives.

Impairment

Goodwill

Goodwill is not amortized but is tested for impairment annually and whenever impairment indicators are identified. Internal or external sources of information are considered indicators that an asset or a Cash Generating Unit (CGU) or groups of CGUs may be impaired. An impairment loss is recognized in the Consolidated Income Statement whenever and to the extent that the carrying amount of a cash generating unit exceeds the unit’s recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use.

Intangible Assets

Intangible assets that are subject to amortization are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying value may not be recoverable. Additionally, intangible assets with an indefinite useful life and intangible assets that are not yet available for use (such as R&D projects) are tested annually for impairment.

-Goodwill-

Balances and movement of Goodwill in 2025 and 2024 are shown below:

	2025
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
D&PD	249,230	—	—	—	(5,882)	243,348
JEB	33,624	—	(715)	—	(3,892)	29,017
Total	282,854	—	(715)	—	(9,774)	272,365

	2024
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
D&PD	244,022	—	—	—	5,208	249,230
JEB	31,613	—	—	—	2,011	33,624
Total	275,635	—	—	—	7,220	282,854

In 2025, the Management Board made the decision to rename the segment previously known as “Shared R&D” to “Discovery & Preclinical Development” (D&PD) to better reflect Evotec’s strategic focus (see also note 4).

The disposal of Goodwill within the JEB segment relates to the disposal of Just EU (see also note (3)).

The Group has tested the (groups of) cash-generating units for impairment on the annual designated test date in the fourth quarter 2025 based on the net book values as of September 30, 2025. Cash-generating units are consistent with our reportable segments (see also note 4). The impairment tests are performed by determining the recoverable amount based on discounted cash flows.

The impairment tests for both (groups of) cash-generating units are based on the fair-value less costs to sell methodology in line with 2024. The assessment reflects a Level 3 approach according to the fair value hierarchy as defined in note 16.

The estimated future cash flows for both (groups of) cash-generating units are based on the 2026 budget, followed by a 9-year strategic plan, including a 5 year simplified transition period and then extrapolated using a sustainable growth rate. In 2024, the estimated future cash flows for JEB were based on the 2025 budget, followed by a 20-year strategic plan and then extrapolated using a sustainable growth rate. The adjustment of the planning horizon is the result of a) the adjusted strategy for the JEB business, including a more “asset-light” approach no longer including the expansion of physical capacity via Evotec-owned J.PODs and b) more planning certainty resulting from the sale of the Toulouse facility to Sandoz due to clearly defined contractual terms and associated expected cash flows.

The resulting 10-year planning horizon consistently for both (groups of) cash generating units is required to capture the long-term nature of Evotec’s business model and the fast-growing ramp-up nature of JEB. Due to the uncertainty inherent to the business and ongoing transformation efforts, the impairment tests for both (groups of) CGUs were performed by applying a scenario analysis with several different possible outcomes. No impairment was identified in either of these scenarios.

Management has identified the cash flow schedule, the terminal value growth rate, and the discount rate as key assumptions to which the recoverable amount is most sensitive.

Management has determined the values for the key assumptions as follows:

Cash flow

The cash flow plan is based on past experience and management’s expectations for the future, taking into account specific expectations regarding revenue and cost allocation, growth rates, gross margins, EBITDA margins and investments.

Long term growth rate

The terminal value growth rate is based on the current estimates of long-term inflation in the regions relevant to the Group’s operations.

Discount rate

The discount rates of the cash-generating units correspond to their weighted average cost of capital before tax, based on capital market data of a peer group.

The following tables show the relevant pre-tax discount rate as well as the growth rates used to determine the terminal value in the respective discounted cash flow models in 2025 and 2024.

	2025
	D&PD	JEB
Denominated in	EUR / GBP	USD
Pre-tax discount rate	10.11%	12.62%
Sustainable growth rate	2%	2%

	2024
	D&PD	JEB
Denominated in	EUR / GBP	USD
Pre-tax discount rate	12.26%	13.53%
Sustainable growth rate	2%	2%

In addition to the scenario - based approach, a sensitivity analysis was performed for both (groups of) cash-generating units with regard to reasonable changes in the key assumptions used for 2025. The analysis was based on a 10% decrease in future cash flows, a one percentage point increase in the discount rate or a decrease by one percentage point in the terminal sustainable growth rate. Management concluded that in the event of these changes in key assumptions, no impairment would be recorded for any of the cash- generating units. The Group monitors climate-related risks, including physical risks and transition risks, when measuring the recoverable amount. The Group has concluded that no climate-related assumption is a key assumption for the 2025 impairment test of goodwill.

In 2025 and 2024, the Company did not recognize any impairment losses as a result of the annual impairment tests.

-Intangible Assets-

The development of intangible assets in 2025 and 2024 is shown in the following tables.

	2025
	Patents and	Developed Technologies		Customer
in k€	Licenses	Internally generated	Acquired	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	11,397	21,819	103,083	70,615	6,539	213,452
Foreign currency translation	(29)	(1,085)	(3,789)	(2,616)	—	(7,520)
Additions	2,317	7,920	6,716	—	—	16,953
Disposals	(5,123)	(5)	(96,342)	(23,211)	—	(124,681)
Divestment of affiliated companies	—	(1,125)	—	—	—	(1,125)
Reclassification	476	(476)	—	—	—	—
Amount end of the year	9,038	27,046	9,670	44,788	6,539	97,080
Depreciation, amortization and impairments
Amount beginning of the year	10,464	1,988	101,436	67,168	5,957	187,013
Foreign currency translation	—	—	(3,669)	(2,635)	—	(6,305)
Additions	765	2,869	2,155	3,466	222	9,477
Impairment	—	—	—	—	—	—
Disposals	(5,123)	—	(96,342)	(23,211)	—	(124,676)
Divestment of affiliated companies	—	—	—	—	—	—
Reclassification	473	(473)	—	—	—	—
Amount end of the year	6,579	4,385	3,579	44,788	6,179	65,509
Net book value
Amount beginning of the year	934	19,831	1,647	3,447	582	26,440
Amount end of the year	2,459	22,661	6,090	—	360	31,571

	2024
	Patents and	Developed Technologies		Customer
in k€	Licenses	Internally generated	Acquired	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	11,166	6,562	98,772	68,762	6,539	191,800
Foreign currency translation	(1)	488	2,279	1,853	—	4,619
Additions	—	14,769	—	—	—	14,769
Disposals	(2)	—	—	—	—	(2)
Reclassification	234	—	2,032	—	—	2,266
Amount end of the year	11,397	21,819	103,083	70,615	6,539	213,452
Depreciation, amortization and impairments
Amount beginning of the year	10,304	1,988	98,502	59,819	5,735	176,348
Foreign currency translation	1	—	2,416	1,767	—	4,184
Additions	161	—	518	5,582	222	6,484
Impairment	—	—	—	—	—	—
Disposals	(2)	—	—	—	—	(2)
Reclassification	—	—	—	—	—	—
Amount end of the year	10,464	1,988	101,436	67,168	5,957	187,013
Net book value
Amount beginning of the year	861	4,574	270	8,943	804	15,453
Amount end of the year	934	19,831	1,647	3,447	582	26,440

Intangible assets excluding goodwill increased by € 5,131k from € 26,440k at December 31, 2024 to € 31,571k at December 31, 2025. The increase is mainly due to additions within developed technologies amounting to € 14,636k (2024: € 14,769k). Disposals of € 124,681k in 2025 relate to fully amortized and no longer in use intangible assets. As of December 31, 2025, the net book value of PanHunter, Evotec’s integrated data analytics platform, is € 3,084k (December 31, 2024: € 1,390k) and the net book value of E.MPD, Evotec’s molecular Patient Databases is € 3,268k (December 31, 2024: € 1,877k). The amortization of Evotec´s customer relationships of € 3,466k predominantly relates to Aptuit.